UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Interest income on loans	¥ 57,844	¥ 82,562
Interest expense:
Interest expenses on loans	(9,988)	(9,473)
Business related taxes and surcharges	(203)	(304)
Total interest expense	(10,191)	(9,777)
Net interest income	47,653	72,785
Reversal of credit impairment losses	16,382	416
Net interest income after credit impairment losses	64,035	73,201
Operating costs and expenses
General and administrative	(3,866)	(2,502)
Total operating costs and expenses	(3,866)	(2,502)
Profit before income taxes	60,169	70,699
Income tax expense	0	0
Net profit	60,169	70,699
Other comprehensive income for the period:
Exchange differences on translation of financial statements of entities outside the mainland of the People's Republic of China	(170)	(10)
Total comprehensive income for the period	59,999	70,689
Net profit attributable to:
Equity holders of the Company	48,136	56,558
Non-controlling interests	12,033	14,141
Net profit	60,169	70,699
Total comprehensive income attributable to:
Equity holders of the Company	47,999	56,551
Non-controlling interests	12,000	14,138
Total comprehensive income	¥ 59,999	¥ 70,689
Earnings per share - basic and diluted (in RMB)	¥ 0.05	¥ 0.07
Earnings per ADS - basic and diluted (in US$)	¥ 0.35	¥ 0.52
Weighted average shares outstanding in the period ('000)	1,002,201	1,002,201
Weighted average ADS outstanding in the period ('000)	20,879	20,879